Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income (loss)	$ 848,927	$ (1,048,793)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization of operating lease right-of-use assets	924,517	1,277,452
Depreciation and amortization	557,831	392,976
Allowance for credit losses	92,051
Write off of bad debts		500,000
Loss on disposal of property and equipment		77,505
Accrued interest income from long-term debt investments	(1,804,232)	(359,014)
Changes in operating assets and liabilities:
Accounts receivable	(601,871)	(1,387,301)
Inventories	109,452	37,621
Prepaid expenses and other current assets	(3,176,240)	372,248
Long-term security deposits	14,333	269,171
Long-term prepaid expenses	33,971	44,851
Accounts payable	(331,794)	277,671
Taxes payable	(33,481)	124,895
Deferred revenue	887,926	403,151
Other current liabilities	63,861	255,300
Operating lease liabilities	(778,305)	(1,628,032)
Net cash used in operating activities	(3,193,054)	(390,299)
Cash flows from investing activities:
Purchase of property and equipment	(159,331)	(310,368)
Interest income received from long term debt investment	503,418	359,014
Repayment from loans to third parties		1,500,000
Net cash provided by investing activities	344,087	1,548,646
Cash flows from financing activities:
Proceeds from sales of the Equity Security Units, net of issuance costs		6,910,134
Proceeds from sales of ordinary shares, net of issuance costs	12,954,871
Proceeds from short-term bank loans	364,107	413,658
Repayments of short-term bank loans	(436,928)	(1,516,747)
Proceeds from long-term bank loans		4,412,355
Repayments of long-term bank loans	(189,336)
Advances received from (payments made to) a related party	1,274,972	(1,640,710)
Payments made for deferred offering costs	(26,250)
Net cash provided by financing activities	13,941,436	8,578,690
Effect of exchange rate fluctuation on cash and cash equivalents	268,555	252,355
Net increase in cash and cash equivalents	11,361,024	9,989,392
Cash and cash equivalents, beginning of period	8,644,357	12,102,763
Cash and cash equivalents, end of period	20,005,381	22,092,155
Supplemental cash flow information
Cash paid for income taxes		14,995
Cash paid for interest	110,603	74,745
Non-cash operating, investing and financing activities
Property and equipment acquired in settlement of the amount due from a related party		954,293
Reduction of right-of-use assets and operating lease obligations due to early termination or modification of lease agreement	598,907	270,532
Right of use assets obtained in exchange for operating lease liabilities	550,427	1,560,535
Deferred offering cost offset with additional paid-in capital	$ 96,250